FINANCIAL ASSETS AND LIABILITIES - Summary of Sector financial asset and liability (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		R$ (813,973)	R$ (324,162)
Cost of gas	[1]	(466,743)	228,153
Tax credits	[2]	16,876	(167,397)
Monetary update	[3]	(39,808)	(243,711)
Extemporaneous credit	[4]		(375,565)
Deferral of IGP-M	[5]	110,013	68,709
Business combination	[2]	(80,648)
Net sector financial asset (liability) at end of period		(1,274,283)	(813,973)
Current		81,536
Non-current		(1,355,819)
Net sector financial asset (liability)		(1,274,283)	(813,973)
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		558,310	241,749
Cost of gas	[1]	(466,743)	228,153
Tax credits	[2]
Monetary update	[3]	80,996	19,699
Extemporaneous credit	[4]
Deferral of IGP-M	[5]	110,013	68,709
Business combination	[2]	59,757
Net sector financial asset (liability) at end of period		342,333	558,310
Current		148,955
Non-current		193,378
Net sector financial asset (liability)		342,333	558,310
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		(1,372,283)	(565,911)
Cost of gas	[1]
Tax credits	[2]	16,876	(167,397)
Monetary update	[3]	(120,804)	(263,410)
Extemporaneous credit	[4]		(375,565)
Deferral of IGP-M	[5]
Business combination	[2]	(140,405)
Net sector financial asset (liability) at end of period		(1,616,616)	(1,372,283)
Current		(67,419)
Non-current		(1,549,197)
Net sector financial asset (liability)		R$ (1,616,616)	R$ (1,372,283)

[1]	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
[2]	Refers to the net amount of tax credits on tax benefits in the year.
[3]	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
[4]	Credit for the exclusion of ICMS from the PIS and COFINS base, see details in Note 6.
[5]	Appropriation of the deferral of the IGP-M for the residential and commercial segments.